Provisions for tax, labor and civil risks (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions for tax, labor and civil risks
Opening balance	R$ 34,707	R$ 30,577
Additions	3,255	5,504
Reversals	(114)	(1,374)
Payments	(67)
Closing balance	R$ 37,781	R$ 34,707